Offerings	Oct. 24, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	1. The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. This registration statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined. This registration statement also covers common stock, preferred stock, depositary shares, purchase contracts, units and warrants that may be offered or sold under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the specific securities to which they relate. 2. In accordance with Rules 456(b) and 457(r) under the Securities Act, Brixmor Property Group Inc. is deferring payment of all of the registration fee. 3. The registration statement covers an indeterminate amount of securities of each identified class of securities, including an indeterminate amount of common stock and preferred stock that may be issued upon conversion of preferred stock registered under this registration statement or upon exercise of common stock warrants registered under this registration statement. No separate consideration will be received for common stock or preferred stock that are issued upon conversion of preferred stock registered under this registration statement. An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. 4. The warrants covered by this registration statement may be warrants for common stock, preferred stock or depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	See Notes 1, 2, 3, 4
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares, representing Preferred Stock
Fee Rate	0.01381%
Offering Note	See Notes 1, 2, 3, 4
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Notes 1, 2, 3, 4
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Notes 1, 2, 3, 4
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Notes 1, 2, 3, 4
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Notes 1, 2, 3, 4